Employee share schemes - Summary of Shares Held for Share Award Schemes (Details) - Employee share ownership plan - GBP (£) shares in Thousands, £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares (in shares)	62,875	64,314
Nominal value	£ 20	£ 20
Carrying amount	282	397
Market value	£ 1,147	£ 866